UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/2009

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one):    |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Budros, Ruhlin & Roe, Inc
Address:          1801 Watermark Drive, Suite 300
                  Columbus, OH 43215-7088


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Schuman
Title:   Principal and Chief Compliance Officer
Phone:   614-481-6900

Signature, Place, and Date of Signing:

                            Columbus, Ohio
[Signature] [City, State] [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name
28-
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:         119
                                                ---

Form 13F Information Table Value Total:     $  202,442
                                               -------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name


[Repeat as necessary.]

                                            FORM 13F INFORMATION TABLE

                           Title of                        Value      SHARES/  SH  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
Name of Issuer              Class           Cusip          (x1000)    PRN AMT  PRN CALL DISCRETION  MANAGERS    SOLE  SHARED NONE
3M Company                   COM           088579Y101          708    8,570   SH        SOLE                     8,570
Abbott Laboratories          COM             02824100        1,465   27,142   SH        SOLE                    27,142
Adobe Systems                COM            00724F101          222    6,038   SH        SOLE                     6,038
Altria Group Inc             COM            02209S103          531   27,051   SH        SOLE                    27,051
Amazon Com Inc               COM            023135106          501    3,728   SH        SOLE                     3,728
American Express             COM            025816109        1,402   34,589   SH        SOLE                    34,589
Amern Tower Corp Clas        COM            029912201          356    8,239   SH        SOLE                     8,239
Apache Corp                  COM            037411105          338    3,272   SH        SOLE                     3,272
Apple Computer Inc           COM            037833100        1,207    5,726   SH        SOLE                     5,726
AstraZeneca                  SPONSORED A    046353108          532   11,344   SH        SOLE                    11,344
AT&T Inc.                    COM            00206R102          971   34,652   SH        SOLE                    34,652
AVX Corp                     COM             02444107          137   10,800   SH        SOLE                    10,800
Baidu Com Inc Adr            SPON ADR RE    056752108          545    1,325   SH        SOLE                     1,325
Bank of America Corp         COM            060505104          273   18,110   SH        SOLE                    18,110
Bank of NY Mellon            COM            064058100          321   11,461   SH        SOLE                    11,461
Berkshire Hathaway           CL A           084990175       32,042   32,323   SH        SOLE                    32,323
Berkshire Hathaway Cl        CL B            08467020       20,534    6,249   SH        SOLE                     6,249
BHP Billiton                 SPONSORED A    088606108          531    8,316   SH        SOLE                     8,316
Bob Evans Farms              COM            096761101          898   30,999   SH        SOLE                    30,999
Boeing Co                    COM            097023105          412    7,616   SH        SOLE                     7,616
BP Plc ADR                   SPONSORED A    055622104          867   14,964   SH        SOLE                    14,964
Bristol-Myers Squibb         COM            110122108        2,207   87,410   SH        SOLE                    87,410
Bucyrus Intl Inc             COM            118759109          226    4,007   SH        SOLE                     4,007
Cardinal Health Inc          COM           14149Y108           264    8,189   SH        SOLE                     8,189
Celgene Corp                 COM            151020104          303    5,438   SH        SOLE                     5,438
ChevronTexaco Corp           COM            166764100        1,702   22,110   SH        SOLE                    22,110
Cisco Systems                COM            17275R102        2,564  107,097   SH        SOLE                   107,097
Citigroup                    COM            172967101          104   31,378   SH        SOLE                    31,378
Coca-Cola Co                 COM            191216100        1,905   33,415   SH        SOLE                    33,415
ConocoPhillips               COM            20825C104        1,194   23,387   SH        SOLE                    23,387
Covidien Ltd                 COM            G2552X108        1,043   21,779   SH        SOLE                    21,779
Diageo Plc New Adr           COM 1 Adr      25243Q205          637    9,175   SH        SOLE                     9,175
Dow Chemical                 COM            260543103        1,087   39,338   SH        SOLE                    39,338
EOG Resources Inc.           COM            26875P101          422    4,337   SH        SOLE                     4,337
Exxon Mobil Corporati        COM            30231G102        1,688   24,750   SH        SOLE                    24,750
Fifth Third Bancorp          COM            316773100        2,925  235,356   SH        SOLE                   235,356
FPL Group                    COM            302571104          491    9,293   SH        SOLE                     9,293
General Dynamics Corp        COM            369550108          615    9,022   SH        SOLE                     9,022
General Electric             COM            369604103        2,974  196,534   SH        SOLE                   196,534
Genuine Parts Co.            COM            372460105          595   15,670   SH        SOLE                    15,670
Gilead Science               COM            375558103          418    9,656   SH        SOLE                     9,656
Goldman Sachs Group I        COM            38141G104          787    4,663   SH        SOLE                     4,663
Google Inc Class A           COM            38259P508        1,223    1,973   SH        SOLE                     1,973
Health Care REIT             COM            42217K106          531   11,980   SH        SOLE                    11,980
Heinz H J Co                 COM            423074103          625   14,605   SH        SOLE                    14,605
Henderson Land Dev Or        COM            Y31476107          143   19,000   SH        SOLE                    19,000
Hewlett Packard Compa        COM            428236103        2,328   45,200   SH        SOLE                    45,200
Hsbc Hldgs Plc Adr Ne        COM Spons      404280406          845   14,793   SH        SOLE                    14,793
Huntington Bancshares        SPON ADR NE    446150104          348   95,315   SH        SOLE                    95,315
Hutchison Whampoa Ord        Dow Jones Fi   Y38024108           96   14,000   SH        SOLE                    14,000
Int'l Bus. Machines          Msci Eafe F    459200101        3,903   29,819   SH        SOLE                    29,819
Intel Corp                   Russell 1000   458140100        1,909   93,566   SH        SOLE                    93,566
iPath DJ-AIG Commodit        Dow Jones Fi   06738C778          968   22,904   SH        SOLE                    22,904
iShares                      Dow Jones F    464287770          267    4,967   SH        SOLE                     4,967
iShares                      Msci Eafe F    464287465          448    8,108   SH        SOLE                     8,108
iShares                      Russell 100    464287614          485    9,727   SH        SOLE                     9,727
iShares                      Russell 100    464287622       20,384  332,474   SH        SOLE                   332,474
iShares                      Russell 200    464287655          457    7,314   SH        SOLE                     7,314
iShares                      S&P 500 Ind    464287200        3,988   35,670   SH        SOLE                    35,670
iShares                      S&P Midcap     464287507          670    9,247   SH        SOLE                     9,247
iShares                      Xinhua Chin    464287184       16,975  401,675   SH        SOLE                   401,675
Itemus INC                   COM            46564Q103            0   29,915   SH        SOLE                    29,915
Johnson & Johnson            COM            478160104        2,220   34,469   SH        SOLE                    34,469
JP Morgan Chase & Co.        COM            46625H100        3,625   87,003   SH        SOLE                    87,003
Kimberly-Clark               COM            494368103          634    9,958   SH        SOLE                     9,958
Kraft Foods Inc              CL A           50075N104          618   22,732   SH        SOLE                    22,732
Kroger Co                    COM            501044101          387   18,849   SH        SOLE                    18,849
Lilly (Eli) & Company        COM            532457108        1,512   42,345   SH        SOLE                    42,345
Mastercard Inc               CL A           57636Q104          703    2,747   SH        SOLE                     2,747
McDonald's Corp              COM            580135101        3,175   50,855   SH        SOLE                    50,855
Medcohealth Solutions        COM            58405U102          418    6,546   SH        SOLE                     6,546
Merck & Co                   COM            589331107        2,598   71,099   SH        SOLE                    71,099
Mettler Toledo Intl I        COM            592688105          385    3,668   SH        SOLE                     3,668
Microsoft Corp               COM            594918104        2,366   77,609   SH        SOLE                    77,609
Miller (Herman) Inc.         COM            600544100          333   20,816   SH        SOLE                    20,816
Motorola Inc                 COM            620076109          612   78,904   SH        SOLE                    78,904
MS India Investment F        COM            61745C105          334   14,768   SH        SOLE                    14,768
MVC Capital                  COM            553829102          179   15,181   SH        SOLE                    15,181
Nike Inc  Cl B               COM            654106103          525    7,952   SH        SOLE                     7,952
Nokia Corp Spon Adr          SPONSORED A    654902204          443   34,474   SH        SOLE                    34,474
Norfolk Southern Corp        COM            655844108          434    8,286   SH        SOLE                     8,286
Oracle Sys Corp              COM            68389X105          350   14,278   SH        SOLE                    14,278
Park National Corp           COM            700658107        1,424   24,177   SH        SOLE                    24,177
PepsiCo Inc                  COM            713448108          309    5,085   SH        SOLE                     5,085
Petrochina Co ADR            SPONSORED A    71646e100          239    2,005   SH        SOLE                     2,005
Petroleo Brasileiro S        SPONSORED A    71654V408          674   14,135   SH        SOLE                    14,135
Pfizer Incorporated          COM            717081103        1,408   77,405   SH        SOLE                    77,405
Philip Morris Interna        COMnal         718172109          637   13,221   SH        SOLE                    13,221
PNC Bank Corp                COM            693475105          347    6,579   SH        SOLE                     6,579
Potash Corp Saskatche        COM            73755L107          210    1,934   SH        SOLE                     1,934
PowerShares DB Com In        UNITTBENkIN    73935S105          296   12,021   SH        SOLE                    12,021
PPG Industries               COM            693506107          408    6,966   SH        SOLE                     6,966
Praxair Incorporated         COM            74005P104          709    8,823   SH        SOLE                     8,823
Procter & Gamble             COM            742718109        7,108  117,229   SH        SOLE                   117,229
Qualcomm Inc                 COM            747525103        1,004   21,699   SH        SOLE                    21,699
SPDR Series Trust            SPDR KBW BK    78464A797          277   13,067   SH        SOLE                    13,067
SPDR INDEX SHS FDS           ASIA PACIF     78463X301        1,073   14,466   SH        SOLE                    14,466
Starbucks Corp               COM            855244109        1,568   68,014   SH        SOLE                    68,014
Tellabs Inc                  COM            879664100           86   15,200   SH        SOLE                    15,200
The Travelers Compani        COMInc         89417E109          398    7,972   SH        SOLE                     7,972
Time Warner Cable Inc        COM            88732J207          244    5,888   SH        SOLE                     5,888
Time Warner Inc.             COM            887317105          775   26,595   SH        SOLE                    26,595
Transocean Sedco Fore        REG SHS        H8817H100          839   10,131   SH        SOLE                    10,131
Unilever N.V.                SPON ADR NE    904784709          668   20,650   SH        SOLE                    20,650
Union Pacific Corp           COM            907818108          854   13,362   SH        SOLE                    13,362
US Bancorp                   COM NEW        902973304        3,181  141,299   SH        SOLE                   141,299
Verizon Communication        COM            92343V104          665   20,074   SH        SOLE                    20,074
Visa                         COM            92826C839          609    6,961   SH        SOLE                     6,961
Vodafone Group Plc Ad        SPON ADR NEW   92857W209          643   27,848   SH        SOLE                    27,848
Vulcan Int'l Corp            COM            929136109          328    9,240   SH        SOLE                     9,240
Wal-Mart Stores Inc          COM            931142103        1,877   35,119   SH        SOLE                    35,119
Walt Disney Holding C        COM DISNEY     254687106        1,645   51,002   SH        SOLE                    51,002
Wells Fargo & Co New         COM            949746101        2,253   83,491   SH        SOLE                    83,491
Wendy's/Arby's Group         COM            950587105          545  116,193   SH        SOLE                   116,193
Wesbanco Inc                 COM            950810101          988   80,027   SH        SOLE                    80,027
Wheelock & Co Ltd Ord        COM            Y9553V106          147   48,000   SH        SOLE                    48,000
Worthington Industrie        COM            981811102          387   29,608   SH        SOLE                    29,608
Y R C Worldwide Inc          COM            984249102           35   41,742   SH        SOLE                    41,742
Yahoo! Inc                   COM            984332106          198   11,787   SH        SOLE                    11,787